STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Expenses:
General and administrative expenses	$ 698,512	$ 254,228	$ 402,302	$ 910,209
Loss from operations	(698,512)	(254,228)	(402,302)	(910,209)
Other income:
Investment income in Trust account	759,028	1,350,021	2,990,983	5,033,038
Income before income tax expense	60,516	1,095,793	2,588,681	4,122,829
Income tax expense	185,056	286,002	675,646	1,392,370
Net (loss) income	$ (124,540)	$ 809,791	$ 1,913,035	$ 2,730,459
Weighted average share outstanding, basic and diluted	29,640,000	29,640,000	22,643,542	29,640,000
Basic and diluted net income per share (in dollar per Share)	$ 0.00	$ 0.03	$ 0.08	$ 0.09